Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income (loss)	$ 18,546	$ (4,042)	$ (4,615)	$ (2,469)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	8,183	7,297	9,938	8,882
Amortization of intangibles and other long-term assets	22,249	20,869	28,086	25,074
Amortization of debt issuance costs	931	2,132	2,583	2,298
Amortization of inventory step-up	276	201	603	704
Stock-based compensation	7,568	278	372	1,526
Deferred income taxes	(141)	622	(3,757)	(3,741)
Non-cash lease expense	438	668	871	892
Refinancing costs	1,645	0
Other income, net	(2,856)
Changes in assets and liabilities:
Accounts receivable	(4,331)	(11,462)	(13,734)	(8,534)
Inventories	(13,694)	(12,643)	(11,171)	(6,193)
Other assets	(4,455)	(3,565)	(1,848)	(7,414)
Accounts payable	2,825	3,531	808	1,229
Other liabilities	(1,404)	(2,384)	5,560	2,231
Environmental liabilities	(1,145)	(46)	(80)	(111)
Operating lease liabilities	(392)	(656)	(803)	(1,104)
Net cash provided by operating activities	34,243	800	12,813	13,270
Investing Activities
Capital expenditures	(6,084)	(7,824)	(12,134)	(7,934)
Payment for acquisitions, net of cash acquired	(383,222)	(60,289)	(60,423)	(173,899)
Net cash used in investing activities	(389,306)	(68,113)	(72,557)	(181,833)
Financing Activities
Net proceeds from issuance of common stock	325,408
Payments of long-term debt	(287,881)	(4,333)	(6,070)	(4,369)
Debt issuance costs			(1,060)	(3,549)
Proceeds from issuance of long-term debt	360,000	53,000	53,000	145,000
Financing costs and other, net	(8,876)	(1,060)
Payments of finance lease liabilities	(137)	(95)	(153)	(162)
Payment of deferred purchase obligation			0	(1,615)
Net cash provided by financing activities	388,514	47,512	45,717	135,305
Effect of translation adjustments on cash and cash equivalents	239	(137)	19	160
Net increase (decrease) in cash and cash equivalents	33,690	(19,938)	(14,008)	(33,098)
Cash and cash equivalents, beginning of period	21,489	35,497	35,497	68,595
Cash and cash equivalents, end of period	55,179	15,559	21,489	35,497
Supplemental information
Interest paid during the period, net of capitalized amounts	37,495	47,246	64,214	39,604
Income taxes paid during the period, net	$ 7,925	$ 4,942	$ 5,044	$ 2,575